Allowance for Losses on Loans (Tables)	12 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Summary of activity in allowance for loan losses
The following tables summarize the activity in the allowance for loan losses.

Twelve Months Ended September 30, 2016	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,347	$(3,106)	$3,251	$(9,696)	$37,796
Construction	6,680	—	745	12,413	19,838
Construction - custom	990	(60)	60	90	1,080
Land - acquisition & development	5,781	(42)	8,220	(7,936)	6,023
Land - consumer lot loans	2,946	(732)	5	316	2,535
Multi-family	5,304	—	—	1,621	6,925
Commercial real estate	8,960	(103)	1,812	(2,081)	8,588
Commercial & industrial	24,980	(941)	2,933	1,036	28,008
HELOC	902	(54)	21	(56)	813
Consumer	2,939	(962)	2,018	(2,107)	1,888
	$106,829	$(6,000)	$19,065	$(6,400)	$113,494

Twelve Months Ended September 30, 2015	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$62,763	$(5,524)	$13,403	$(23,295)	$47,347
Construction	6,742	(388)	120	206	6,680
Construction - custom	1,695	—	—	(705)	990
Land - acquisition & development	5,592	(38)	207	20	5,781
Land - consumer lot loans	3,077	(459)	221	107	2,946
Multi-family	4,248	—	220	836	5,304
Commercial real estate	7,548	(1,711)	735	2,388	8,960
Commercial & industrial	16,527	(3,354)	1,374	10,433	24,980
HELOC	928	(66)	2	38	902
Consumer	3,227	(3,060)	3,688	(916)	2,939
Covered loans	2,244	—	—	(2,244)	—
	$114,591	$(14,600)	$19,970	$(13,132)	$106,829

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves.

September 30, 2016	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$37,536	$5,585,912	0.7%	$260	$19,629	1.3%
Construction	19,838	498,450	4.0	—	—	—
Construction - custom	1,080	229,298	0.5	—	330	—
Land - acquisition & development	6,022	90,850	6.6	2	850	0.2
Land - consumer lot loans	2,535	92,828	2.7	—	558	—
Multi-family	6,911	1,091,974	0.6	13	1,505	0.9
Commercial real estate	8,497	957,380	0.9	91	11,157	0.8
Commercial & industrial	28,008	966,930	2.9	—	—	—
HELOC	813	133,203	0.6	—	239	—
Consumer	1,888	137,315	1.4	—	3	—
	$113,128	$9,784,140	1.2%	$366	$34,271	1.1%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans

September 30, 2015	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$47,073	$5,595,752	0.8%	$275	$51,718	0.5%
Construction	6,680	124,679	5.4	—	5,441	—
Construction - custom	990	205,692	0.5	—	—	—
Land - acquisition & development	5,781	72,602	8.0	—	2,198	—
Land - consumer lot loans	2,946	93,103	3.2	—	10,824	—
Multi-family	5,304	1,062,194	0.5	—	5,348	—
Commercial real estate	8,960	844,691	1.1	—	8,826	—
Commercial & industrial	24,980	643,577	3.9	—	—	—
HELOC	902	126,594	0.7	—	1,072	—
Consumer	2,938	194,569	1.5	—	86	—
	$106,554	$8,963,453	1.2%	$275	$85,513	0.3%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above).

September 30, 2016	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,570,634	$—	$50,432	$—	$—	$5,621,066
Construction	1,098,549	8,595	3,267	—	—	1,110,411
Construction - custom	473,069	—	—	—	—	473,069
Land - acquisition & development	110,125	—	6,031	—	—	116,156
Land - consumer lot loans	100,862	—	991	—	—	101,853
Multi-family	1,112,342	3,237	3,222	—	—	1,118,801
Commercial real estate	928,032	13,446	14,686	—	—	956,164
Commercial & industrial	900,571	7,160	38,917	—	—	946,648
HELOC	134,298	—	487	—	—	134,785
Consumer	137,367	—	83	—	—	137,450
Total non-acquired loans	10,565,849	32,438	118,116	—	—	10,716,403
Acquired loans	108,616	47	6,731	—	—	115,394
Credit impaired acquired loans	60,985	—	28,852	—	—	89,837
Covered loans	28,647	—	327	—	—	28,974
Total gross loans	$10,764,097	$32,485	$154,026	$—	$—	$10,950,608

Total grade as a % of total gross loans	98.3%	0.3%	1.4%	—%	—%

September 30, 2015	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,558,700	$—	$93,145	$—	$—	$5,651,845
Construction	197,935	—	2,574	—	—	200,509
Construction - custom	396,307	—	—	—	—	396,307
Land - acquisition & development	89,656	—	4,552	—	—	94,208
Land - consumer lot loans	103,569	—	420	—	—	103,989
Multi-family	1,118,673	865	6,184	—	—	1,125,722
Commercial real estate	971,510	4,360	10,400	—	—	986,270
Commercial & industrial	575,034	1,496	36,306	—	—	612,836
HELOC	127,398	—	248	—	—	127,646
Consumer	194,451	—	204	—	—	194,655
Total non-acquired loans	9,333,233	6,721	154,033	—	—	9,493,987
Acquired loans	149,891	—	16,402	—	—	166,293
Credit impaired acquired loans	61,019	—	26,062	—	—	87,081
Covered loans	61,776	—	14,133	—	—	75,909
Total gross loans	$9,605,919	$6,721	$210,630	$—	$—	$9,823,270

Total grade as a % of total gross loans	97.8%	0.1%	2.1%	—%	—%

Schedule of credit risk profile by payment activity
The following tables provide information on loans based on payment activity.

September 30, 2016	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,587,919	99.4%	$33,148	0.6%
Construction	1,110,411	100.0	—	—
Construction - custom	473,069	100.0	—	—
Land - acquisition & development	116,097	99.9	58	0.1
Land - consumer lot loans	101,343	99.5	510	0.5
Multi-family	1,118,025	99.9	776	0.1
Commercial real estate	949,064	99.3	7,100	0.7
Commercial & industrial	946,065	99.9	583	0.1
HELOC	134,546	99.8	239	0.2
Consumer	137,450	100.0	—	—
	$10,673,989	99.6%	$42,414	0.4%

September 30, 2015	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,592,771	99.0%	$59,074	1.0%
Construction	199,755	99.6	754	0.4
Construction - custom	395,575	99.8	732	0.2
Land - acquisition & development	94,208	100.0	—	—
Land - consumer lot loans	102,716	98.8	1,273	1.2
Multi-family	1,123,165	99.8	2,558	0.2
Commercial real estate	984,093	99.8	2,176	0.2
Commercial & industrial	612,836	100.0	—	—
HELOC	127,083	99.6	563	0.4
Consumer	193,975	99.7	680	0.3
	$9,426,177	99.3%	$67,810	0.7%

Summary of impaired loans based on type
The following tables provide information on impaired loans by loan category.

September 30, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$9,627	$11,366	$—		$6,511
Construction	—	—	—		—
Construction - custom	—	—	—		—
Land - acquisition & development	138	9,001	—		614
Land - consumer lot loans	499	609	—		317
Multi-family	394	3,972	—		638
Commercial real estate	11,741	21,301	—		6,260
Commercial & industrial	1,030	3,082	—		863
HELOC	209	315	—		165
Consumer	74	550	—		111
	23,712	50,196	—		15,479
Impaired loans with an allowance recorded:
Single-family residential	228,186	232,595	3,809		216,632
Construction	—	—	—		—
Construction - custom	—	—	—		—
Land - acquisition & development	1,154	2,094	1		1,766
Land - consumer lot loans	9,630	10,678	1		9,548
Multi-family	1,505	1,505	13		1,522
Commercial real estate	19,434	22,848	91		19,311
Commercial & industrial	—	—	—		—
HELOC	1,506	1,521	—		1,413
Consumer	116	306	—		100
	261,531	271,547	3,915	(1)	250,292
Total:
Single-family residential	237,813	243,961	3,809		223,143
Construction	—	—	—		—
Construction - custom	—	—	—		—
Land - acquisition & development	1,292	11,095	1		2,380
Land - consumer lot loans	10,129	11,287	1		9,865
Multi-family	1,899	5,477	13		2,160
Commercial real estate	31,175	44,149	91		25,571
Commercial & industrial	1,030	3,082	—		863
HELOC	1,715	1,836	—		1,578
Consumer	190	856	—		211
	$285,243	$321,743	$3,915	(1)	$265,771
____________________

(1)	Includes $366,000 of specific reserves and $3,549,000 included in the general reserves.

September 30, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$17,250	$19,644	$—		$14,069
Construction	453	2,151	—		471
Construction - custom	554	554	—		182
Land - acquisition & development	2,570	9,426	—		926
Land - consumer lot loans	727	814	—		544
Multi-family	3,770	7,054	—		1,545
Commercial real estate	9,427	15,620	—		8,130
Commercial & industrial	2,955	13,066	—		2,681
HELOC	683	1,532	—		536
Consumer	477	703	—		390
	38,866	70,564	—		29,474
Impaired loans with an allowance recorded:
Single-family residential	259,461	263,268	6,678		260,028
Construction	4,988	5,778	—		5,432
Construction - custom	—	—	—		—
Land - acquisition & development	2,486	3,426	—		3,478
Land - consumer lot loans	11,289	11,554	—		11,324
Multi-family	3,823	3,823	—		3,732
Commercial real estate	19,124	21,078	—		18,886
Commercial & industrial	—	—	—		—
HELOC	1,443	1,443	—		1,359
Consumer	99	289	—		102
	302,713	310,659	6,678	(1)	304,341
Total:
Single-family residential	276,711	282,912	6,678		274,097
Construction	5,441	7,929	—		5,903
Construction - custom	554	554	—		182
Land - acquisition & development	5,056	12,852	—		4,404
Land - consumer lot loans	12,016	12,368	—		11,868
Multi-family	7,593	10,877	—		5,277
Commercial real estate	28,551	36,698	—		27,016
Commercial & industrial	2,955	13,066	—		2,681
HELOC	2,126	2,975	—		1,895
Consumer	576	992	—		492
	$341,579	$381,223	$6,678	(1)	$333,815

____________________

(1)	Includes $275,000 of specific reserves and $6,403,000 included in the general reserves.